Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Oct. 31, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Ivy Funds

Supplement dated October 1, 2020 to the

Ivy Funds Prospectus

dated October 31, 2019, as supplemented January 8, 2020, March 13, 2020, April 1, 2020, April 30, 2020, May 29, 2020, June 19, 2020, June 30, 2020 and August 24, 2020

Effective October 1, 2020, the prospectus is revised as follows:

1)	The following changes are made to the summary prospectus sections for each of Ivy Accumulative Fund and Ivy Wilshire Global Allocation Fund:

■
The second sentence in the “Fees and Expenses” section of the Fund’s summary section is revised as follows: “For purposes of this Fund, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $300,000 in funds within the Ivy Funds and/or InvestEd Portfolios.” In addition, the reference in Footnote 1 to the “Fees and Expenses” section is revised from $1 million to $500,000.

■
The following language is added to the end of the second paragraph in the “Performance” section of the Fund’s summary section: “For Class A shares, the maximum applicable sales charge used is 5.75%. Effective October 1, 2020, the maximum applicable sales charge for Class A shares has been lowered to 3.5%.”

2)
In the summary section titled “Example” for each Fund, the information under the 1 Year, 3 Year, 5 Year and 10 Year columns for each chart showing expenses for investments in the Fund’s Class A Shares is deleted. The new information showing the costs to invest in Class A shares of a Fund for the 1 Year, 3 Year, 5 Year and 10 Year periods, which is the same amount for both tables in the “Example” section (i.e., whether or not an investor redeemed shares), is set forth below:

Fund Class A Shares (whether or not an investor redeemed shares)	1 Year	3 Years	5 Years	10 Years
Ivy Accumulative Fund	$459	$691	$940	$1,654
Ivy Wilshire Global Allocation Fund	461	711	980	1,748

Ivy Accumulative Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Ivy Funds

Supplement dated October 1, 2020 to the

Ivy Funds Prospectus

dated October 31, 2019, as supplemented January 8, 2020, March 13, 2020, April 1, 2020, April 30, 2020, May 29, 2020, June 19, 2020, June 30, 2020 and August 24, 2020

Effective October 1, 2020, the prospectus is revised as follows:

1)	The following changes are made to the summary prospectus sections for each of Ivy Accumulative Fund and Ivy Wilshire Global Allocation Fund:

■
The second sentence in the “Fees and Expenses” section of the Fund’s summary section is revised as follows: “For purposes of this Fund, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $300,000 in funds within the Ivy Funds and/or InvestEd Portfolios.” In addition, the reference in Footnote 1 to the “Fees and Expenses” section is revised from $1 million to $500,000.

■
The following language is added to the end of the second paragraph in the “Performance” section of the Fund’s summary section: “For Class A shares, the maximum applicable sales charge used is 5.75%. Effective October 1, 2020, the maximum applicable sales charge for Class A shares has been lowered to 3.5%.”

2)
In the summary section titled “Example” for each Fund, the information under the 1 Year, 3 Year, 5 Year and 10 Year columns for each chart showing expenses for investments in the Fund’s Class A Shares is deleted. The new information showing the costs to invest in Class A shares of a Fund for the 1 Year, 3 Year, 5 Year and 10 Year periods, which is the same amount for both tables in the “Example” section (i.e., whether or not an investor redeemed shares), is set forth below:

Fund Class A Shares (whether or not an investor redeemed shares)	1 Year	3 Years	5 Years	10 Years
Ivy Accumulative Fund	$459	$691	$940	$1,654

Ivy Wilshire Global Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Ivy Funds

Supplement dated October 1, 2020 to the

Ivy Funds Prospectus

dated October 31, 2019, as supplemented January 8, 2020, March 13, 2020, April 1, 2020, April 30, 2020, May 29, 2020, June 19, 2020, June 30, 2020 and August 24, 2020

Effective October 1, 2020, the prospectus is revised as follows:

1)	The following changes are made to the summary prospectus sections for each of Ivy Accumulative Fund and Ivy Wilshire Global Allocation Fund:

■
The second sentence in the “Fees and Expenses” section of the Fund’s summary section is revised as follows: “For purposes of this Fund, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $300,000 in funds within the Ivy Funds and/or InvestEd Portfolios.” In addition, the reference in Footnote 1 to the “Fees and Expenses” section is revised from $1 million to $500,000.

■
The following language is added to the end of the second paragraph in the “Performance” section of the Fund’s summary section: “For Class A shares, the maximum applicable sales charge used is 5.75%. Effective October 1, 2020, the maximum applicable sales charge for Class A shares has been lowered to 3.5%.”

2)
In the summary section titled “Example” for each Fund, the information under the 1 Year, 3 Year, 5 Year and 10 Year columns for each chart showing expenses for investments in the Fund’s Class A Shares is deleted. The new information showing the costs to invest in Class A shares of a Fund for the 1 Year, 3 Year, 5 Year and 10 Year periods, which is the same amount for both tables in the “Example” section (i.e., whether or not an investor redeemed shares), is set forth below:

Fund Class A Shares (whether or not an investor redeemed shares)	1 Year	3 Years	5 Years	10 Years
Ivy Wilshire Global Allocation Fund	461	711	980	1,748